Fair Value Measurement (Details) - Schedule of Company’s Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 3,691	$ 3,904
Earnout liabilities	370,026	488,641
Total liabilities	373,717	492,545
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities	3,691	3,904
Earnout liabilities
Total liabilities	3,691	3,904
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities
Earnout liabilities	370,026	488,641
Total liabilities	$ 370,026	$ 488,641